United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Quarter ended 01/31/14

Item 1. Schedule of Investments

Federated Kaufmann Fund
Portfolio of Investments
January 31, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—96.4%
		Consumer Discretionary—12.1%
46,000	[1]	Amazon.com, Inc.	$16,499,740
71,296	[1]	BRP, Inc.	1,793,042
980,000	[1,2]	Committed Capital Acquisition Corp.	5,899,600
950,000	[1,3]	Five Below, Inc.	34,817,500
700,000	[1]	LKQ Corp.	18,949,000
830,000		Las Vegas Sands Corp.	63,511,600
822,800	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	33,726,572
395,855	[1]	Moncler SpA	7,538,519
27,091,412		NagaCorp Limited	25,691,126
6,125,000		Prada Holding SpA	45,652,642
26,700	[1]	Priceline.com, Inc.	30,568,563
681,600	[1]	RetailMeNot, Inc.	24,135,456
46,750,000		Samsonite International SA	127,709,700
355,200	[1,3]	Shutterfly, Inc.	16,822,272
935,000		Sinclair Broadcast Group, Inc.	29,377,700
400,000		Six Flags Entertainment Corp.	14,356,000
845,700		Starbucks Corp.	60,146,184
435,000		Whirlpool Corp.	57,985,500
1,375,000	[1]	Yoox SpA	52,040,626
230,800		Yum! Brands, Inc.	15,498,220
		TOTAL	682,719,562
		Consumer Staples—1.5%
746,000	[1]	Darling International, Inc.	14,591,760
350,000	[1]	Hain Celestial Group, Inc.	32,161,500
1,000,000	[1]	Sprouts Farmers Market, Inc.	35,740,000
		TOTAL	82,493,260
		Energy—3.5%
480,000	[1]	Antero Resources Corp.	28,195,200
155,000		Core Laboratories NV	27,732,600
2,163,051		Frank's International NV	50,701,915
2,494,400	[1]	Frontline 2012 Ltd.	19,669,261
1,490,000		Halliburton Co.	73,024,900
		TOTAL	199,323,876
		Financials—8.3%
2,950,000		American International Group, Inc.	141,482,000
210,200		BlackRock, Inc.	63,158,794
5,600,000		CETIP SA-Mercados Organizado	53,604,061
2,530,000		EverBank Financial Corp.	45,059,300
1	[1,2,4]	FA Private Equity Fund IV LP	705,205
1	[1,2,4]	Infrastructure Fund	0
1,500,000		JP Morgan Chase & Co.	83,040,000
1	[1,2,4]	Peachtree Leadscope LLC	0
979,539	[1]	Santander Consumer USA Holdings, Inc.	25,105,585
1,200,000		Wells Fargo & Co.	54,408,000
		TOTAL	466,562,945

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—32.3%
2,925,000	[1]	Alkermes, Inc.	$142,389,000
225,000		Allergan, Inc.	25,785,000
1	[2,4]	Apollo Investment Fund V	1,063,795
275,400	[1]	Biogen Idec, Inc.	86,101,056
9,279,650	[1,6]	Corcept Therapeutics, Inc.	31,921,996
2,000,000	[1]	Cubist Pharmaceuticals, Inc.	146,180,000
1	[2,4]	Denovo Ventures I LP	693,831
3,476,065	[1,6]	Dexcom, Inc.	140,641,590
13,150,000	[1,6]	Dyax Corp.	110,723,000
3,065,000	[1,3,6]	ExamWorks Group, Inc.	94,371,350
2,400,000	[1]	Express Scripts Holding Co.	179,256,000
259,914	[1]	GW Pharmaceuticals PLC, ADR	14,578,576
637,932	[1,3]	Galapagos NV	15,418,081
1,000,000	[1]	Gilead Sciences, Inc.	80,650,000
175,000	[1]	Illumina, Inc.	26,600,000
1,540,000	[1,3]	Insulet Corp.	66,220,000
1	[2,4]	Latin Healthcare Fund	276,915
5,000,000	[1]	Nektar Therapeutics	68,000,000
1,322,000	[1]	NuVasive, Inc.	49,495,680
93,779	[1]	Pharmacyclics, Inc.	12,479,172
1,429,000	[1,6]	Premier, Inc.	49,572,010
8,445,000	[1,6]	Progenics Pharmaceuticals, Inc.	40,367,100
7,313,801	[1,3,6]	Protalix Biotherapeutics, Inc.	31,083,654
330,000	[1]	Puma Biotechnology, Inc.	39,009,300
500,000	[1,3]	Repligen Corp.	7,740,000
1,200,000	[1]	Salix Pharmaceuticals Ltd.	116,808,000
675,000	[1,3]	Seattle Genetics, Inc.	30,280,500
691,000		Shire Ltd.	34,534,739
959,018	[1,2,6]	Soteira, Inc.	0
500,000		Thermo Fisher Scientific, Inc.	57,570,000
1,767,000	[1,6]	Threshold Pharmaceuticals, Inc., Class THL	8,622,960
700,000	[1,3]	Veeva Systems, Inc.	22,253,000
19,510,358	[1,3,6]	Zogenix, Inc.	86,430,886
		TOTAL	1,817,117,191
		Industrials—14.6%
1,310,000		Air Lease Corp.	41,238,800
250,000		Boeing Co.	31,315,000
990,000		Chicago Bridge & Iron Co., N.V.	74,240,100
388,500	[1]	Colfax Corp.	23,407,125
352,350		Danaher Corp.	26,211,316
1,350,000		Expeditors International Washington, Inc.	55,161,000
906,300		Flowserve Corp.	65,552,679
1,050,000		Fortune Brands Home & Security, Inc.	47,313,000
735,000	[3]	Global Brass & Copper Holdings, Inc.	12,708,150
625,000		KAR Auction Services, Inc.	17,387,500
435,000		Kansas City Southern Industries, Inc.	45,931,650
5,844,900		Louis XIII Holdings Ltd.	6,810,189
400,000	[1]	MRC Global, Inc.	11,168,000
330,000		MSC Industrial Direct Co.	27,726,600

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
165,000		Precision Castparts Corp.	$42,033,750
2,850,000	[1,6]	RPX Corp.	46,227,000
50,000		Roper Industries, Inc.	6,862,000
295,000		Safran SA	20,984,355
1,609,213	[1]	Spirit Airlines, Inc.	75,472,090
197,400	[1]	Teledyne Technologies, Inc.	18,135,138
934,710	[1]	Verisk Analytics, Inc.	59,690,581
915,000		Wabtec Corp.	67,536,150
		TOTAL	823,112,173
		Information Technology—16.0%
1,435,000	[3]	Amadeus IT Holding SA	56,746,719
700,000		Avago Technologies Ltd.	38,248,000
62,200	[1]	Baidu.com, Inc., ADR	9,734,300
400,000	[1]	ChannelAdvisor Corp.	17,348,000
378,900	[1]	Check Point Software Technologies Ltd.	24,791,427
141,600	[1]	Cornerstone OnDemand, Inc.	8,078,280
308,200	[1]	CoStar Group, Inc.	53,022,728
483,434	[1]	Cvent, Inc.	18,472,013
266,400	[1]	Demandware, Inc.	16,964,352
670,000	[1]	eBay, Inc.	35,644,000
1,059,322	[1,2,4]	Expand Networks Ltd.	0
676,006	[1]	Finisar Corp.	16,028,102
790,000	[1,3]	Fleetmatics Group PLC	31,607,900
335,000	[1]	Guidewire Software, Inc.	15,815,350
50,000	[1,3]	IPG Photonics Corp.	3,343,500
118,900	[1]	LinkedIn Corp.	25,588,469
1,750,000	[1]	Microsemi Corp.	41,020,000
1,850,000	[1]	Moneygram International, Inc.	34,225,000
900,000	[1]	NCR Corp.	31,671,000
1,330,900	[1]	NIC, Inc.	28,933,766
1,470,000	[1]	NXP Semiconductors NV	71,074,500
100,200	[1]	NetSuite, Inc.	10,539,036
1	[1,2,4]	Peachtree Open Networks	0
1,423,600	[1,6]	RADWARE Ltd.	24,087,312
561,700	[1]	Salesforce.com, Inc.	33,999,701
3,751	[1,2,4]	Sensable Technologies, Inc.	0
700,000	[1]	ServiceNow, Inc.	44,401,000
181,800	[1]	Splunk, Inc.	14,004,054
2,000,000	[1,3,6]	Textura Corp.	62,880,000
540,800	[1]	Tyler Technologies, Inc.	57,027,360
1,400,000	[1]	Vantiv, Inc.	42,476,000
180,000	[1]	Workday, Inc.	16,117,200
213,300	[1]	Zillow, Inc.	17,511,930
		TOTAL	901,400,999
		Materials—7.2%
353,000		Eagle Materials, Inc.	27,798,750
1,350,000		LyondellBasell Industries NV	106,326,000
550,000	[3]	Martin Marietta Materials	59,955,500
396,900		Rockwood Holdings, Inc.	27,199,557

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
282,300		Sherwin-Williams Co.	$51,734,298
1,946,879	[6]	US Silica Holdings, Inc.	57,666,556
600,000		Westlake Chemical Corp.	72,924,000
		TOTAL	403,604,661
		Telecommunication Services—0.2%
200,000		Crown Castle International Corp.	14,192,000
		Utilities—0.7%
355,000		ITC Holdings Corp.	36,742,500
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,251,132,848)	5,427,269,167
		WARRANTS—0.5%
		Health Care—0.5%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	127,275
797,358	[1,6]	Corcept Therapeutics, Inc., 3/29/2015	1,024,605
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	121
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	2,302,575
1,713,798	[1,6]	Threshold Pharmaceuticals, Inc., 10/5/2014	4,852,619
7,425,000	[1,6]	Zogenix, Inc., 7/27/2014	20,793,712
		TOTAL WARRANTS (IDENTIFIED COST $735,768)	29,100,907
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[1,2,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		CORPORATE BONDS—0.5%
		Health Care—0.5%
14,630,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	24,407,278
4,600,000	[4,5,6]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	4,702,626
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,230,000)	29,109,904
		U.S. TREASURY—0.1%
		U.S. Treasury Bill—0.1%
2,980,000	[7,8]	United States Treasury Bill, 0.040%, 5/8/2014 (IDENTIFIED COST $2,979,558)	2,979,717
		INVESTMENT COMPANY—6.9%
389,431,294	[6,9,10]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	389,431,294
		TOTAL INVESTMENTS—104.4% (IDENTIFIED COST $3,668,509,469)[11]	5,877,890,989
		OTHER ASSETS AND LIABILITIES - NET—(4.4)%[12]	(249,689,527)
		TOTAL NET ASSETS—100%	$5,628,201,462
At January 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 E-Mini Index Short Futures	680	$60,404,400	March 2014	$(71,910)
The average notional value of short futures contracts held by the Fund throughout the period was $60,968,800. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At January 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
2/3/2014	1,105,031 Brazilian Real	$456,964	$(937)
2/3/2014	3,555 Euro	$4,796	$1
2/4/2014	323,001 Brazilian Real	$133,753	$(92)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(1,028)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $257 and $764, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$213,271,351	$221,912,014
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $7,442,372, which represented 0.1% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At January 31, 2014, these liquid restricted securities amounted to $4,702,626, which represented 0.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$1,063,795
Denovo Ventures I LP	3/9/2000	$2,888,396	$693,831
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$225,317	$705,205
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$276,915
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC	6/30/2000	$712,054	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
6	Affiliated companies and holdings.

Transactions involving affiliated companies during the period ended January 31, 2014, were as follows:
Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2014	Value	Dividend Income
Corcept Therapeutics, Inc.	9,279,650	—	—	9,279,650	$31,921,996	$—
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	1,024,605	—
Dexcom, Inc.	5,769,139	—	(2,293,074)	3,476,065	140,641,590	—
Dyax Corp.	18,154,308	—	(5,004,308)	13,150,000	110,723,000	—
ExamWorks Group, Inc.	3,065,000	—	—	3,065,000	94,371,350	—
Premier, Inc.	1,150,000	279,000	—	1,429,000	49,572,010	—
Progenics Pharmaceuticals, Inc.	8,445,000	—	—	8,445,000	40,367,100	—
Protalix Biotherapeutics, Inc.	7,313,801	—	—	7,313,801	31,083,654	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	4,600,000	—	—	4,600,000	4,702,626	—
RADWARE Ltd.	1,423,600	—	—	1,423,600	24,087,312	—
RPX, Corp.	2,850,000	—	—	2,850,000	46,227,000	—
Soteria, Inc.	959,018	—	—	959,018	0	—
Textura, Inc.	1,036,534	963,466	—	2,000,000	62,880,000	—
Threshold Pharmaceuticals, Inc.	1,713,798	—	—	1,713,798	4,852,619	—
Threshold Pharmaceuticals, Inc., 10/5/2014	1,767,000	—	—	1,767,000	8,622,960	—
US Silica Holdings, Inc.	1,743,400	909,000	(705,521)	1,946,879	57,666,556	—
Zogenix, Inc.	16,500,000	3,140,000	(129,642)	19,510,358	86,430,886	—
Zogenix, Inc., 7/27/2014	7,425,000	—	—	7,425,000	20,793,712	—
TOTAL OF AFFILIATED COMPANIES	93,992,606	5,291,466	(8,132,545)	91,151,527	$815,968,976	$—
Transactions involving the affiliated holding during the period ended January 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	207,990,334
Purchases/Additions	837,846,782
Sales/Reductions	(656,405,822)
Balance of Shares Held 1/31/2014	389,431,294
Value	$389,431,294
Dividend Income	$16,056
7	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	Discount rate at time of purchase.
9	7-day net yield.
10	All or a portion of this security is held as collateral for securities lending.
11	At January 31, 2014, the cost of investments for federal tax purposes was $3,668,509,469. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments and; c) futures contracts was $2,209,381,520. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,279,652,014 and net unrealized depreciation from investments for those securities having an excess of cost over value of $70,270,494.
12	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,301,198,559	$—	$8,639,346	$4,309,837,905
International	712,173,824	405,257,438[1]	—	1,117,431,262
Preferred Stock
Domestic	—	—	0	0
Debt Securities:
Corporate Bonds	—	29,109,904	—	29,109,904
Warrants	—	29,100,907	—	29,100,907
U.S. Treasury	—	2,979,717	—	2,979,717
Investment Company	389,431,294	—	—	389,431,294
TOTAL SECURITIES	$5,402,803,677	$466,447,966	$8,639,346	$5,877,890,989
OTHER FINANCIAL INSTRUMENTS[2]	$(72,938)	$—	$—	$(72,938)
1	Includes $15,695,820 of an international common stock security transferred from Level 1 to Level 2 because the security ceased trading during the period and fair value was obtained using valuation techniques utilizing observable market data. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
8
Federated Kaufmann Large Cap Fund
Portfolio of Investments
January 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—95.2%
		Consumer Discretionary—12.9%
32,300	[1]	Amazon.com, Inc.	$11,585,687
2,129,474	[1,2]	Central European Media Enterprises Ltd., Class A	6,324,538
500,300		Johnson Controls, Inc.	23,073,836
332,500		Las Vegas Sands Corp.	25,442,900
404,200	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	16,568,158
20	[1,3]	New Cotai LLC/Capital	813,336
1,628,700		Prada Holding SpA	12,139,503
15,100	[1]	Priceline.com, Inc.	17,287,839
287,500		Starbucks Corp.	20,447,000
152,800		Whirlpool Corp.	20,368,240
		TOTAL	154,051,037
		Consumer Staples—3.0%
573,500	[1]	Sprouts Farmers Market, Inc.	20,496,890
285,000		Whole Foods Market, Inc.	14,894,100
		TOTAL	35,390,990
		Energy—7.0%
243,200	[1]	Antero Resources Corp.	14,285,568
420,600		Halliburton Co.	20,613,606
380,800		Noble Energy, Inc.	23,735,264
336,800		Phillips 66	24,616,712
		TOTAL	83,251,150
		Financials—12.2%
516,400		American International Group, Inc.	24,766,544
78,600		BlackRock, Inc.	23,616,942
363,000		Capital One Financial Corp.	25,631,430
143,500		Goldman Sachs Group, Inc.	23,551,220
452,300		J.P. Morgan Chase & Co.	25,039,328
515,000		Wells Fargo & Co.	23,350,100
		TOTAL	145,955,564
		Health Care—20.7%
133,700	[1]	Actavis, Inc.	25,266,626
100,000		Allergan, Inc.	11,460,000
87,000	[1]	Biogen Idec, Inc.	27,199,680
264,400	[1]	Express Scripts Holding Co.	19,748,036
380,500	[1]	Gilead Sciences, Inc.	30,687,325
215,300	[1]	Pharmacyclics, Inc.	28,649,971
553,552	[1,2]	Premier, Inc.	19,202,719
83,600	[1]	Regeneron Pharmaceuticals, Inc.	24,126,124
489,900		Shire Ltd.	24,484,180
212,400		Thermo Fisher Scientific, Inc.	24,455,736
145,500	[1]	Vertex Pharmaceuticals, Inc.	11,500,320
		TOTAL	246,780,717
		Industrials—9.4%
171,100		Boeing Co.	21,431,986
303,000		Eaton Corp. PLC	22,146,270
533,300		Expeditors International Washington, Inc.	21,790,638
177,400		Kuehne & Nagel International AG	23,557,541
1

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
395,000	[1]	Osram Licht AG	$23,082,469
		TOTAL	112,008,904
		Information Technology—22.4%
420,000		Amadeus IT Holding SA	16,608,796
23,000		Apple, Inc.	11,513,800
368,100	[1]	Citrix Systems, Inc.	19,903,167
341,300	[1]	eBay, Inc.	18,157,160
10,300	[1]	Google, Inc.	12,163,991
75,700	[1]	LinkedIn Corp.	16,291,397
252,000		Mastercard, Inc.	19,071,360
1,000,000	[1]	Micron Technology, Inc.	23,040,000
576,000	[1]	NXP Semiconductors NV	27,849,600
496,500	[1]	Salesforce.com, Inc.	30,053,145
172,000	[1,4]	Twitter, Inc.	11,094,000
250,000	[1]	VMware, Inc., Class A	22,535,000
555,650	[1]	Vantiv, Inc.	16,858,421
101,300		Visa, Inc., Class A	21,823,059
		TOTAL	266,962,896
		Materials—4.8%
356,600		LyondellBasell Industries NV	28,085,816
240,000		Newmont Mining Corp.	5,184,000
127,900		Sherwin-Williams Co.	23,438,954
		TOTAL	56,708,770
		Telecommunication Services—2.8%
228,000		Crown Castle International Corp.	16,178,880
550,000	[1]	T-Mobile US, Inc.	16,813,500
		TOTAL	32,992,380
		TOTAL COMMON STOCKS (IDENTIFIED COST $904,497,507)	1,134,102,408
		INVESTMENT COMPANY—7.8%
93,605,963	[2,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	93,605,963
		TOTAL INVESTMENTS—103.0% (IDENTIFIED COST $998,103,470)[7]	1,227,708,371
		OTHER ASSETS AND LIABILITIES - NET—(3.0)%[8]	(35,538,365)
		TOTAL NET ASSETS—100%	$1,192,170,006
At January 31, 2014, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/(Depreciation)
Sell:
2/3/2014	995 Euro	$1,343	$0
Unrealized Appreciation/(Depreciation) on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated company or holding.
2

Transactions involving affiliated companies during the period ended January 31, 2014, were as follows:
Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2014	Value	Dividend Income
Central European Media Enterprises Ltd., Class A	2,129,474	—	—	2,129,474	$6,324,538	$—
Premier, Inc.	—	553,552	—	553,552	$19,202,719	—
TOTAL OF AFFILIATED COMPANIES	2,129,474	553,552	—	2,683,026	$25,527,257	$—
Transactions involving the affiliated holding during the period ended January 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	56,689,174
Purchases/Additions	213,898,775
Sales/Reductions	(176,981,986)
Balance of Shares Held 1/31/2014	93,605,963
Value	$93,605,963
Dividend Income	$10,876
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	All or a portion of this security is temporarily on loan to an unaffiliated broker/dealers.
As of January 31, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$10,977,900	$11,063,000
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At January 31, 2014, the cost of investments for federal tax purposes was $998,103,470. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and outstanding foreign currency commitments was $229,604,901. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $244,788,619 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,183,718.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
3

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$907,175,575	$—	$813,336	$907,988,911
International	126,241,008	99,872,489	—	226,113,497
Investment Company	93,605,963	—	—	93,605,963
TOTAL SECURITIES	$1,127,022,546	$99,872,489	$813,336	$1,227,708,371
OTHER FINANCIAL INSTRUMENTS[1]	$0	$—	$—	$0
1	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
5
Federated Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—97.9%
		Consumer Discretionary—19.1%
187,200	[1]	AMC Entertainment Holdings, Inc.	$4,000,464
34,200	[1]	ASOS PLC	3,519,397
544,300		Arezzo Industria e Comercio SA	5,864,208
9,900	[1]	BRP, Inc.	248,978
69,800	[2]	Brunello Cucinelli SpA	1,903,029
21,900	[1]	Buffalo Wild Wings, Inc.	3,106,734
2,415,000	[1,2,3]	Central European Media Enterprises Ltd., Class A	7,172,550
362,566		Clubcorp Holdings, Inc.	6,566,070
100,000	[1,2]	Container Store Group, Inc.	3,675,000
522,200	[1]	Del Frisco's Restaurant Group LLC	12,010,600
64,000		Dick's Sporting Goods, Inc.	3,360,000
66,500	[1]	Five Below, Inc.	2,437,225
819,500	[1]	International Meal Co. Holdings SA	5,959,691
26,004	[1]	Intrawest Resorts Holdings, Inc.	309,448
156,371	[1]	Malibu Boats, Inc.	2,775,585
187,800	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	7,697,922
302,490	[1,4,5]	Merlin Entertainments PLC	1,806,189
52,275	[1]	Moncler S.p.A	995,506
6,028,100		NagaCorp Limited	5,716,523
94,200		National CineMedia, Inc.	1,759,656
68,300	[1,2]	Noodles & Co.	2,482,705
174,700	[1]	RetailMeNot, Inc.	6,186,127
293,900		Salvatore Ferragamo Italia SpA	9,095,441
4,631,000		Samsonite International SA	12,650,773
80,500	[1]	Shutterfly, Inc.	3,812,480
105,900		Six Flags Entertainment Corp.	3,800,751
490,600	[1,3]	Tower International, Inc.	10,906,038
59,800		Vail Resorts, Inc.	4,075,370
75,000	[1]	Vince Holding Corp.	1,752,000
41,036	[1]	Vitamin Shoppe Industries, Inc.	1,839,233
202,000	[1]	Yoox SpA	7,645,241
68,320	[1]	Zulily, Inc.	2,715,720
		TOTAL	147,846,654
		Consumer Staples—1.6%
300,000	[1,2]	Amira Nature Food Ltd.	5,706,000
162,400	[1]	Annie's, Inc.	6,515,488
5,616	[1]	Farmer Brothers Co.	121,474
		TOTAL	12,342,962
		Energy—1.8%
65,100	[1]	Avance Gas Holding Ltd.	1,275,566
100,300	[1]	Carrizo Oil & Gas, Inc.	4,122,330
1,200,000	[1,2]	Gevo, Inc.	1,662,000
132,000		Seadrill Partners LLC	4,074,840
56,900	[2]	Vermilion Energy, Inc.	3,132,757
		TOTAL	14,267,493
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—5.9%
60,600	[1]	Affiliated Managers Group	$12,073,944
71,000		Artisan Partners Asset Management, Inc.	4,502,820
1,651,000	[2]	Concentradora Fibra Hotelera Mexicana SA de CV	2,677,598
149,200		Cyrusone, Inc.	3,224,212
259,300	[1]	Essentially Group Ltd.	6,508,430
308,200		EverBank Financial Corp.	5,489,042
273,532	[1]	Marcus & Millichap Co., Inc.	4,559,778
88,602	[1]	Re/Max Holdings, Inc.	2,583,634
279,500	[1,2]	Walker & Dunlop, Inc.	3,924,180
		TOTAL	45,543,638
		Health Care—24.6%
68,400	[1]	Aegerion Pharmaceuticals, Inc.	4,102,632
140,800	[1,2]	Agios Pharmaceuticals, Inc.	3,724,160
332,400	[1,2,3]	Alexza Pharmaceuticals, Inc.	1,698,564
181,300	[1]	Alkermes, Inc.	8,825,684
280,000	[1]	BioDelivery Sciences International, Inc.	2,198,000
1,565,000	[1,2,3]	Catalyst Pharmaceutical Partners, Inc.	3,051,750
122,654	[1]	Chindex International, Inc.	2,018,885
1,265,000	[1,3]	Corcept Therapeutics, Inc.	4,351,600
167,400	[1]	Cubist Pharmaceuticals, Inc.	12,235,266
420,000	[1,3]	Dexcom, Inc.	16,993,200
16,910,035	[1,3]	Dynavax Technologies Corp.	29,423,461
36,800	[1]	GW Pharmaceuticals PLC, ADR	2,064,112
144,100	[1,2]	Galapagos NV	3,482,731
30,600	[1]	Heartware International, Inc.	3,035,826
97,700	[1]	Insulet Corp.	4,201,100
6,300	[1]	Intercept Group, Inc.	1,895,544
55,200	[1]	MacroGenics, Inc.	2,197,512
125,000	[1]	Masimo Corp.	3,656,250
615,000	[1]	Nektar Therapeutics	8,364,000
177,000	[1]	NuVasive, Inc.	6,626,880
1,910,000	[1,3]	Progenics Pharmaceuticals, Inc.	9,129,800
1,325,000	[1,2,3]	Protalix Biotherapeutics, Inc.	5,631,250
70,500	[1]	Puma Biotechnology, Inc.	8,333,805
162,000	[1]	Repligen Corp.	2,507,760
79,900	[1]	Salix Pharmaceuticals Ltd.	7,777,466
46,500	[1]	Seattle Genetics, Inc.	2,085,990
69,838	[1]	Staar Surgical Co.	1,146,740
180,000	[1]	Sunesis Pharmaceuticals, Inc.	788,400
590,800	[1,3]	Threshold Pharmaceuticals, Inc., Class THL	2,883,104
75,000	[1]	Ultragenyx Pharmaceutical, Inc.	3,168,750
225,000	[1]	Veracyte, Inc.	3,296,250
305,230	[1]	Zeltiq Aesthetics, Inc.	6,254,162
3,018,839	[1,3]	Zogenix, Inc.	13,373,457
		TOTAL	190,524,091
		Industrials—15.5%
280,000		Air Lease Corp.	8,814,400
18,010,000		Aramex PJSC	14,857,265
35,100	[1]	Chart Industries, Inc.	2,998,944
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
135,000		Chicago Bridge & Iron Co., NV	$10,123,650
465,000		DSV, De Sammensluttede Vognmad AS	14,921,800
160,900	[1]	Echo Global Logistics, Inc.	3,264,661
153,600		Fortune Brands Home & Security, Inc.	6,921,216
125,000		General Cable Corp.	3,566,250
454,397		Global Brass & Copper Holdings, Inc.	7,856,524
101,500		ITT Corp.	4,156,425
1,155,113	[1,3]	Innovative Solutions and Support, Inc.	7,854,768
223,100		KAR Auction Services, Inc.	6,206,642
112,400		Kaman Corp., Class A	4,356,624
1,564,900		Louis XIII Holdings Ltd.	1,823,344
128,600	[1]	MOOG, Inc., Class A	7,723,716
120,000	[1]	MRC Global, Inc.	3,350,400
104,400	[1]	Teledyne Technologies, Inc.	9,591,228
24,000		Triumph Group, Inc.	1,642,080
		TOTAL	120,029,937
		Information Technology—23.8%
357,000	[1,2]	BroadSoft, Inc.	10,927,770
159,465	[1]	CalAmp Corp.	4,701,028
181,943	[1]	Callidus Software, Inc.	2,669,104
110,931	[1]	Care.com, Inc.	3,184,829
482,600	[1]	Ceragon Networks Ltd.	1,539,494
150,550	[1]	ChannelAdvisor Corp.	6,529,354
767,000	[1,3]	Cinedigm Digital Cinema Corp.	2,024,880
3,132,000	[1,3]	Cinedigm Corp.	8,268,480
238,100	[1]	Commvault Systems, Inc.	16,445,567
42,500	[1]	CoStar Group, Inc.	7,311,700
145,000	[1,2]	Covisint Corp.	1,355,750
96,331	[1]	Cvent, Inc.	3,680,808
61,400	[1]	Demandware, Inc.	3,909,952
144,400	[1]	E2open, Inc.	3,458,380
291,400	[1]	Envestnet, Inc.	12,457,350
196,800	[1]	Exa Corp.	2,770,944
48,000	[1]	Fireeye, Inc.	3,503,520
148,533	[1,2]	Fleetmatics Group PLC	5,942,805
176,700	[1,2]	Halogen Software, Inc.	2,205,279
50,000	[1]	Infoblox, Inc.	1,754,000
115,000	[1]	Jinkosolar Holding Co, Ltd., ADR	3,352,250
127,724	[1]	Luxoft Holding, Inc.	4,775,600
65,300	[1]	Marketo, Inc.	2,673,382
55,100	[1]	Measurement Specialties, Inc.	3,039,867
199,750	[1,3]	Mediabistro, Inc.	575,280
300,000	[1]	Microsemi Corp.	7,032,000
227,600	[1]	Moneygram International, Inc.	4,210,600
189,600	[1]	NIC, Inc.	4,121,904
145,000	[1]	Nimble Storage, Inc,	6,268,350
82,200	[1,2]	Peregrine Semiconductor Corp.	540,054
510,000	[1,3]	RADWARE Ltd.	8,629,200
648,700	[1]	RDA Microelectronics, Inc., ADR	11,760,931
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
265,200	[1]	Sapiens International Corp. NV	$1,872,312
134,082	[1]	Shoretel, Inc.	1,032,431
296,000	[1]	Synacor, Inc.	698,560
144,600	[1]	Synchronoss Technologies, Inc.	3,855,036
549,530		Telecity Group PLC	6,451,808
204,454	[1,2,3]	Textura Corp.	6,428,034
33,800	[1]	Zillow, Inc.	2,774,980
		TOTAL	184,733,573
		Materials—4.2%
279,500	[1]	Boise Cascade Co.	8,521,955
245,000	[1]	Caesar Stone SDOT Yam Ltd.	11,103,400
722,000	[1]	Cemex Latam Hldgs SA	4,835,002
266,447	[3]	US Silica Holdings, Inc.	7,892,160
		TOTAL	32,352,517
		Telecommunication Services—1.0%
270,600	[1]	inContact, Inc.	2,375,868
229,727	[1]	Premiere Global Services, Inc.	2,504,024
144,900	[1]	RingCentral, Inc.	2,644,425
		TOTAL	7,524,317
		Utilities—0.4%
32,500		ITC Holdings Corp.	3,363,750
		TOTAL COMMON STOCKS (IDENTIFIED COST $493,230,642)	758,528,932
		CORPORATE BONDS—0.2%
		Health Care—0.1%
$635,000	[3,4]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	649,167
		Information Technology—0.1%
1,210,000	[3,4]	NQ Mobile, Inc., Conv. Bond, 4.00%, 10/15/2018	1,086,610
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,740,269)	1,735,777
		WARRANTS—0.7%
		Energy—0.0%
966,936	[1]	Syntroleum Corp., Warrants	182,364
		Health Care—0.7%
1,925,000	[1,3]	Alexza Pharmaceuticals, Inc., Warrants	907,060
121,142	[1,3]	Corcept Therapeutics, Inc., Warrants	155,667
446,014	[1,3]	Dynavax Technologies Corp., Warrants	373,448
257,688	[1,3]	Threshold Pharmaceuticals, Inc., Warrants	729,644
1,046,250	[1,3]	Zogenix, Inc., Warrants	2,930,023
		TOTAL	5,095,842
		TOTAL WARRANTS (IDENTIFIED COST $103,106)	5,278,206
		INVESTMENT COMPANY—7.1%
54,683,750	[3,6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	54,683,750
		TOTAL INVESTMENTS—105.9% (IDENTIFIED COST $549,757,767)[8]	820,226,665
		OTHER ASSETS AND LIABILITIES - NET—(5.9)%[9]	(45,491,926)
		TOTAL NET ASSETS—100%	$774,734,739
4

At January 31, 2014, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Sell:
2/3/2014	46,240 Brazilian Real	$19,148	$(13)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $36 and $163, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$40,009,871	$41,837,865
3	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended January 31, 2014, were as follows:

Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2014	Value	Dividend Income
Alexza Pharmaceuticals, Inc.	332,400	—	332,400	$1,698,564	$—	$
Alexza Pharmaceuticals, Inc., Warrants	1,925,000	—	—	1,925,000	907,060
Catalyst Pharmaceutical Partners, Inc.	1,556,917	45,000	(36,917)	1,565,000	3,051,750	—
Central European Media Enterprises Ltd., Class A	2,415,000	—	—	2,415,000	7,172,550
Cinedigm Digital Cinema Corp.	767,000	—	—	767,000	2,024,880	—
Cinedigm Corp.	3,132,000	—	—	3,132,000	8,268,480	—
Corcept Therapeutics, Inc.	987,353	277,647	—	1,265,000	4,351,600
Corcept Therapeutics, Inc., Warrants	121,142	—	—	121,142	155,667
Dexcom, Inc.	516,238	—	(96,238)	420,000	16,993,200
Dynavax Technologies Corp.	17,119,600	400,000	(609,565)	16,910,035	29,423,461	—
Dynavax Technologies Corp., Warrants	446,014	—	—	446,014	373,448	—
*Gevo, Inc.	1,725,000	—	(525,000)	1,200,000	1,662,000	—
Innovative Solutions and Support, Inc.	1,110,000	45,113	—	1,155,113	7,854,768	—
Mediabistro, Inc.	249,750	(50,000)	199,750	575,280	—
Progenics Pharmaceuticals, Inc.	1,910,000	—	—	1,910,000	9,129,800	—
Protalix Biotherapeutics, Inc.	1,329,184	—	(4,184)	1,325,000	5,631,250	—
*Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	635,000	—	—	635,000	649,167	—
RADWARE Ltd	510,000	—	—	510,000	8,629,200	—
*RDA Microelectronics, Inc., ADR	648,700	—	—	648,700	11,760,931	—
*Synacor, Inc.	296,000	—	—	296,000	698,560	—
Textura Corp.	193,300	11,154	—	204,454	6,428,034	—
Threshold Pharmaceuticals, Inc., Class THL	675,912	—	(85,112)	590,800	2,883,104	—
Threshold Pharmaceuticals, Inc., Warrants	257,688	—	—	257,688	729,644	—
Tower International, Inc.	458,000	32,600	—	490,600	10,906,038	—
US Silica Holdings, Inc.	274,400	58,600	(66,553)	266,447	7,892,160	38,575
Zogenix, Inc.	2,558,954	476,046	(16,161)	3,018,839	13,373,457	—
Zogenix, Inc., Warrants	1,046,250	—	—	1,046,250	2,930,023	—
TOTAL OF AFFILIATED COMPANIES	43,196,802	1,346,160	(1,489,730)	$43,053,232	$166,154,076	$38,575
*	At January 31, 2014, the Fund no longer has ownership of at least 5% of the voting shares.
5

Transactions involving the affiliated holding during the period ended January 31, 2014, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	37,962,632
Purchases/Additions	113,412,465
Sales/Reductions	(96,691,347)
Balance of Shares Held 1/31/2014	54,683,750
Value	$54,683,750
Dividend Income	$1,180
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $3,541,966, which represented 0.5% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $3,541,966, which represented 0.5% of total net assets.
6	7-day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8	At January 31, 2014, the cost of investments for federal tax purposes was $549,754,048. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $270,472,617. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $300,015,953 and net unrealized depreciation from investments for those securities having an excess of cost over valueof $29,543,336.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key
6

inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$546,311,626	$—	$—	$546,311,626
International	127,068,199	85,149,107	—	212,217,306
Debt Securities:
Corporate Bonds	—	1,735,777	—	1,735,777
Warrants	—	5,278,206	—	5,278,206
Investment Companies	54,683,750	—	—	54,683,750
TOTAL SECURITIES	$728,063,575	$92,163,090	$—	$820,226,665
OTHER FINANCIAL INSTRUMENTS[1]	$(13)	$—	$—	$(13)
1	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
7
Federated MDT Mid Cap Growth Strategies Fund (formerly, Federated Mid Cap Growth Strategies Fund)
Portfolio of Investments
January 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Agricultural Chemicals—1.2%
13,900		CF Industries Holdings, Inc.	$3,208,954
15,400		Scotts Miracle-Gro Co.	914,606
		TOTAL	4,123,560
		Airline - National—3.2%
87,500		Delta Air Lines, Inc.	2,678,375
183,700	[1]	United Continental Holdings, Inc.	8,420,808
		TOTAL	11,099,183
		Airline - Regional—1.0%
26,700		Alaska Air Group, Inc.	2,111,169
9,400		Copa Holdings SA, Class A	1,228,580
		TOTAL	3,339,749
		Apparel—1.5%
6,800		Carter's, Inc.	457,300
57,900		Coach, Inc.	2,772,831
41,800		L Brands, Inc.	2,188,648
		TOTAL	5,418,779
		Auto Manufacturing—0.6%
30,300	[1]	TRW Automotive Holdings Corp.	2,246,745
		Auto Original Equipment Manufacturers—2.4%
11,400	[1]	AutoZone, Inc.	5,643,684
30,000		BorgWarner, Inc.	1,611,000
20,300		Delphi Automotive PLC	1,236,067
		TOTAL	8,490,751
		Auto Part Replacement—1.4%
59,200		Genuine Parts Co.	4,869,200
		Auto Rentals—1.3%
56,800	[1]	United Rentals, Inc.	4,597,392
		Baking—0.1%
20,400		Flowers Foods, Inc.	427,380
		Beverages—0.2%
9,300		Green Mountain Coffee, Inc.	753,300
		Biotechnology—3.2%
26,100	[1]	Alexion Pharmaceuticals, Inc.	4,142,853
27,300	[1]	Jazz Pharmaceuticals PLC.	4,140,318
24,100	[1]	Medivation, Inc.	1,918,360
32,800	[1]	Myriad Genetics, Inc.	906,264
		TOTAL	11,107,795
		Building Materials—0.2%
9,200		Lennox International, Inc.	796,352
		Cable TV—0.2%
11,000	[1]	AMC Networks, Inc.	708,840
		Clothing Stores—2.2%
11,400	[1]	Fossil, Inc.	1,274,862
104,600		Gap (The), Inc.	3,983,168
1

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—continued
32,300		Hanesbrands, Inc.	$2,297,822
		TOTAL	7,555,852
		Commodity Chemicals—0.7%
20,900		RPM International, Inc.	829,103
14,300		Westlake Chemical Corp.	1,738,022
		TOTAL	2,567,125
		Computer Peripherals—5.1%
131,300		NetApp, Inc.	5,559,242
64,800		Sandisk Corp.	4,506,840
89,000		Western Digital Corp.	7,669,130
		TOTAL	17,735,212
		Computer Services—0.9%
20,400	[1]	Fiserv, Inc.	1,143,420
32,200		Global Payments, Inc.	2,128,098
		TOTAL	3,271,518
		Construction Machinery—1.7%
85,700		Joy Global, Inc.	4,524,103
50,100		Manitowoc, Inc.	1,425,345
		TOTAL	5,949,448
		Cosmetics & Toiletries—2.0%
108,500		Avon Products, Inc.	1,615,565
61,900		Estee Lauder Cos., Inc., Class A	4,255,006
36,400	[1]	Sally Beauty Holdings, Inc.	1,033,032
		TOTAL	6,903,603
		Crude Oil & Gas Production—0.9%
77,100	[1]	Southwestern Energy Co.	3,137,199
		Defense Aerospace—0.8%
36,800	[1]	B/E Aerospace, Inc.	2,924,496
		Defense Electronics—0.4%
6,000		Grainger (W.W.), Inc.	1,406,880
		Department Stores—1.9%
11,500		Dillards, Inc., Class A	1,003,950
33,400		Kohl's Corp.	1,691,042
74,000		Macy's, Inc.	3,936,800
		TOTAL	6,631,792
		Discount Department Stores—1.0%
38,900		Family Dollar Stores, Inc.	2,404,798
31,000		Foot Locker, Inc.	1,196,600
		TOTAL	3,601,398
		Diversified Consumer Services—0.2%
28,600		Block (H&R), Inc.	869,440
		Diversified Leisure—0.9%
16,500	[1]	Bally Technologies, Inc.	1,209,780
39,100		Royal Caribbean Cruises Ltd.	1,939,360
		TOTAL	3,149,140
		Diversified Tobacco—0.7%
51,000		Lorillard, Inc.	2,510,220
		Education & Training Services—0.8%
81,400	[1]	Apollo Group, Inc., Class A	2,628,406
2

Shares			Value
		COMMON STOCKS—continued
		Electrical—Radio & TV—0.7%
22,700		Harman International Industries, Inc.	$2,347,861
		Electrical Equipment—0.3%
18,100		AMETEK, Inc.	894,502
		Electronic Testing/Measuring Equipment—0.1%
3,600		Agilent Technologies, Inc.	209,340
		Energy Equipment & Services—0.6%
54,900		Seadrill Ltd.	1,960,479
		Ethical Drugs—0.9%
30,100	[1]	United Therapeutics Corp.	3,088,862
		Financial Services—2.8%
28,500		Dun & Bradstreet Corp.	3,135,000
40,700	[1]	FleetCor Technologies, Inc.	4,327,224
9,900		Moody's Corp.	738,342
56,200	[1]	Verifone Systems, Inc.	1,630,362
		TOTAL	9,830,928
		Gas Utilities—0.3%
12,900		EQT Corp.	1,197,249
		Generic Drugs—1.4%
109,400	[1]	Mylan, Inc.	4,967,854
		Grocery Chain—1.8%
178,300		Kroger Co.	6,436,630
		Home Products—1.4%
67,700		Newell Rubbermaid, Inc.	2,091,930
36,600		Tupperware Brands Corp.	2,867,976
		TOTAL	4,959,906
		Hotels—1.3%
66,000		Wyndham Worldwide Corp.	4,682,040
		Hotels and Motels—0.3%
4,700		Wynn Resorts Ltd.	1,021,874
		Hotels Restaurants & Leisure—0.2%
50,800		International Game Technology	733,044
		Household Appliances—1.4%
30,500		Fortune Brands Home & Security, Inc.	1,374,330
27,400		Whirlpool Corp.	3,652,420
		TOTAL	5,026,750
		Household Durables—1.0%
43,600		Stanley Black & Decker, Inc.	3,374,640
		Industrial Machinery—3.3%
60,800		Dover Corp.	5,262,848
22,600		Flowserve Corp.	1,634,658
42,900		Ingersoll-Rand PLC, Class A	2,522,091
15,100		Valmont Industries, Inc.	2,210,338
		TOTAL	11,629,935
		Insurance—0.3%
14,600		Aon PLC	1,174,716
		Internet Services—0.5%
23,779		IAC Interactive Corp.	1,665,481
		IT Services—1.6%
22,300		Broadridge Financial Solutions	809,267
29,700	[1]	Cognizant Technology Solutions Corp.	2,878,524
3

Shares			Value
		COMMON STOCKS—continued
		IT Services—continued
132,800		Western Union Co.	$2,045,120
		TOTAL	5,732,911
		Life Sciences Tools & Services—0.7%
16,100	[1]	Illumina, Inc.	2,447,200
		Medical Supplies—2.5%
71,000		Cardinal Health, Inc.	4,829,420
52,300	[1]	HCA, Inc.	2,629,121
34,100		Patterson Cos., Inc.	1,362,636
		TOTAL	8,821,177
		Medical Technology—1.6%
94,600		St. Jude Medical, Inc.	5,745,058
		Metal Fabrication—0.5%
29,600		Timken Co.	1,667,368
		Miscellaneous Food Products—0.5%
10,700		Hillshire Brands Co.	381,134
23,093		Ingredion, Inc.	1,438,694
		TOTAL	1,819,828
		Miscellaneous Machinery—0.4%
13,600		Rockwell Automation, Inc.	1,561,824
		Multi-Industry Capital Goods—0.3%
30,600		Textron, Inc.	1,086,300
		Multi-Line Insurance—0.7%
22,700		Allied World Assurance Holdings Ltd.	2,336,284
		Mutual Fund Adviser—2.3%
16,800	[1]	Affiliated Managers Group	3,347,232
38,500		T. Rowe Price Group, Inc.	3,019,940
25,300		Waddell & Reed Financial, Inc., Class A	1,639,946
		TOTAL	8,007,118
		Office Equipment—0.6%
78,100		Pitney Bowes, Inc.	1,966,558
		Offshore Driller—0.5%
27,500		Oceaneering International, Inc.	1,874,125
		Oil Gas & Consumable Fuels—0.8%
71,600		CVR Energy, Inc.	2,655,644
		Oil Refiner—0.5%
39,100		World Fuel Services Corp.	1,670,352
		Oil Service, Explore & Drill—0.4%
49,900	[1]	MRC Global, Inc.	1,393,208
		Oil Well Supply—0.9%
10,100	[1]	Cameron International Corp.	605,697
26,000	[1]	Dril-Quip, Inc.	2,614,560
		TOTAL	3,220,257
		Other Communications Equipment—0.7%
78,300	[1]	Skyworks Solutions, Inc.	2,368,575
		Packaged Foods—0.2%
19,900		Campbell Soup Co.	820,079
		Paint & Related Materials—0.2%
9,100		Valspar Corp.	639,548
		Paper Products—1.3%
20,200		International Paper Co.	964,348
4

Shares			Value
		COMMON STOCKS—continued
		Paper Products—continued
36,200		Rock-Tenn Co.	$3,673,576
		TOTAL	4,637,924
		Personal & Household—1.0%
41,900		Nu Skin Enterprises, Inc., Class A	3,567,785
		Personnel Agency—0.4%
31,300		Robert Half International, Inc.	1,307,714
		Plastic Containers—1.2%
55,200	[1]	Owens-Illinois, Inc.	1,768,608
25,300		Packaging Corp. of America	1,634,380
25,900		Sealed Air Corp.	807,821
		TOTAL	4,210,809
		Printed Circuit Boards—0.3%
51,700		Jabil Circuit, Inc.	929,049
		Recreational Vehicles—0.9%
26,100		Polaris Industries, Inc., Class A	3,267,720
		Securities Brokerage—0.2%
13,900		LPL Investment Holdings, Inc.	744,067
		Semiconductor Manufacturing—0.6%
42,100		Xilinx, Inc.	1,954,282
		Semiconductors & Semiconductor Equipment—0.9%
69,000		Microchip Technology, Inc.	3,095,340
		Services to Medical Professionals—3.2%
40,600	[1]	Henry Schein, Inc.	4,664,534
30,700	[1]	Laboratory Corp. of America Holdings	2,757,781
75,400		Quest Diagnostics, Inc.	3,958,500
		TOTAL	11,380,815
		Shipbuilding—0.3%
12,600		Huntington Ingalls Industries, Inc.	1,197,252
		Shoes—0.6%
28,100	[1]	Deckers Outdoor Corp.	2,190,395
		Soft Drinks—2.1%
81,700		Coca-Cola Enterprises, Inc.	3,536,793
79,700		Dr. Pepper Snapple Group, Inc.	3,816,036
		TOTAL	7,352,829
		Software Packaged/Custom—2.7%
18,100	[1]	Citrix Systems, Inc.	978,667
20,700	[1]	Commvault Systems, Inc.	1,429,749
106,800	[1]	Electronic Arts, Inc.	2,819,520
204,400		Symantec Corp.	4,376,204
		TOTAL	9,604,140
		Specialty Chemicals—1.0%
34,200		Airgas, Inc.	3,530,808
		Specialty Retailing—5.8%
17,200		Abercrombie & Fitch Co., Class A	608,536
43,000	[1]	Bed Bath & Beyond, Inc.	2,745,550
28,700		Dick's Sporting Goods, Inc.	1,506,750
65,000	[1]	Dollar General Corp.	3,660,800
47,650		Expedia, Inc.	3,096,297
71,000		Nordstrom, Inc.	4,078,950
46,300		PetSmart, Inc.	2,916,900
5

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
34,800		Williams-Sonoma, Inc.	$1,897,296
		TOTAL	20,511,079
		Telecommunication Equipment & Services—1.6%
22,100	[1]	Level 3 Communications, Inc.	709,410
69,000		Motorola, Inc.	4,402,200
10,800	[1]	NeuStar, Inc., Class A	366,012
		TOTAL	5,477,622
		Telephone Utility—0.2%
91,900		Windstream Corp.	687,412
		Textiles Apparel & Luxury Goods—0.7%
13,500	[1]	Michael Kors Holdings Ltd.	1,079,055
9,400		Ralph Lauren Corp.	1,474,766
		TOTAL	2,553,821
		Toys & Games—1.0%
68,900		Hasbro, Inc.	3,384,368
		Undesignated Consumer Cyclicals—0.5%
15,400		Herbalife Ltd.	991,298
29,000		Weight Watchers International, Inc.	783,870
		TOTAL	1,775,168
		Uniforms—0.6%
34,200		Cintas Corp.	1,951,794
		TOTAL COMMON STOCKS (IDENTIFIED COST $282,298,196)	345,168,453
		INVESTMENT COMPANY—1.3%
4,692,073	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	4,692,073
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $286,990,269)[4]	349,860,526
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	1,347,963
		TOTAL NET ASSETS—100%	$351,208,489
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At January 31, 2014, the cost of investments for federal tax purposes was $286,990,269. The net unrealized appreciation of investments for federal tax purposes was $62,870,257. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $69,090,801 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,220,544.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchanged-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
6

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7
Federated Absolute Return Fund
Portfolio of Investments
January 31, 2014 (unaudited)
Shares or Principal Amount			Value in U.S Dollars
		COMMON STOCKS—77.6%
		Aerospace & Defense—1.5%
20,000		General Dynamics Corp.	$2,026,200
20,000		Safran SA	1,422,678
		TOTAL	3,448,878
		Air Freight & Logistics—0.9%
21,000		United Parcel Service, Inc.	1,999,830
		Airlines—2.3%
90,000	[1]	American Airlines Group, Inc.	3,019,500
30,000		Delta Air Lines, Inc.	918,300
26,000	[1]	Spirit Airlines, Inc.	1,219,400
		TOTAL	5,157,200
		Auto Components—0.8%
50,000		Bridgestone Corp.	1,799,927
		Automobiles—2.2%
20,000		Bayerische Motoren Werke AG	2,177,644
50,000	[1]	General Motors Co.	1,804,000
20,000		Toyota Motor Corp.	1,139,996
		TOTAL	5,121,640
		Beverages—0.5%
14,000		PepsiCo, Inc.	1,125,040
		Biotechnology—6.3%
26,000		Amgen, Inc.	3,092,700
4,000	[1]	Biogen Idec, Inc.	1,250,560
12,000	[1]	Celgene Corp.	1,823,160
10,000	[1]	Clovis Oncology, Inc.	650,300
55,000	[1]	Gilead Sciences, Inc.	4,435,750
40,000	[1]	Medivation, Inc.	3,184,000
		TOTAL	14,436,470
		Building Products—0.2%
8,000	[1]	Allegion PLC	394,800
		Capital Markets—3.9%
8,000	[1]	Affiliated Managers Group	1,593,920
70,000		Charles Schwab Corp.	1,737,400
50,000	[1]	E*Trade Financial Corporation	1,001,000
80,000		Morgan Stanley	2,360,800
50,000	[1]	Stifel Financial Corp.	2,257,500
		TOTAL	8,950,620
		Chemicals—2.4%
40,000		LyondellBasell Industries NV	3,150,400
30,000		RPM International, Inc.	1,190,100
6,000		Sherwin-Williams Co.	1,099,560
		TOTAL	5,440,060
		Commercial Banks—4.6%
50,000		Comerica, Inc.	2,290,000
200,000		Resona Holdings Inc.	1,053,540
300,000		Mitsubishi UFJ Financial Group, Inc.	1,801,596
1

Shares or Principal Amount			Value in U.S Dollars
		COMMON STOCKS—continued
		Commercial Banks—continued
40,000		Sumitomo Mitsui Financial Group, Inc.	$1,850,467
75,000		Wells Fargo & Co.	3,400,500
		TOTAL	10,396,103
		Communications Equipment—0.7%
20,000		Cisco Systems, Inc.	438,200
15,000		Qualcomm, Inc.	1,113,300
		TOTAL	1,551,500
		Computers and Peripherals—0.4%
40,000		EMC Corp.	969,600
		Construction & Engineering—1.0%
2,600,000		China Railway Construction Corp.	2,168,840
		Consumer Finance—1.0%
40,000	[1]	Santander Consumer USA Holdings, Inc.	1,025,200
50,000	[1]	Springleaf Holdings, Inc.	1,198,000
		TOTAL	2,223,200
		Diversified Consumer Service—0.4%
50,000	[1]	Lifelock, Inc.	1,020,500
		Diversified Financial Services—5.1%
200,000		Bank of America Corp.	3,350,000
23,000	[1]	Berkshire Hathaway, Inc.	2,566,800
50,000		Citigroup, Inc.	2,371,500
60,000		JPMorgan Chase & Co.	3,321,600
		TOTAL	11,609,900
		Diversified Telecommunication Services—1.6%
40,000		AT&T, Inc.	1,332,800
50,000		Verizon Communications, Inc.	2,401,000
		TOTAL	3,733,800
		Electrical Equipment—1.2%
36,000		Eaton Corp.	2,631,240
		Electronic Equipment Instruments & Components—1.3%
6,000		Apple, Inc.	3,003,600
		Energy Equipment & Services—3.3%
40,000		Baker Hughes, Inc.	2,265,600
50,000		Halliburton Co.	2,450,500
24,000		National-Oilwell, Inc.	1,800,240
120,000		Trinidad Drilling Ltd.	996,633
		TOTAL	7,512,973
		Food & Staples Retailing—1.5%
50,000		CVS Caremark Corp.	3,386,000
		Health Care Equipment & Supply—0.7%
30,000		Medtronic, Inc.	1,696,800
		Health Care Providers & Services—1.1%
10,000		McKesson Corp.	1,744,100
25,000	[1]	Premier, Inc.	867,250
		TOTAL	2,611,350
		Industrial Conglomerates—1.1%
100,000		General Electric Co.	2,513,000
		Insurance—1.6%
20,000		American International Group, Inc.	959,200
2

Shares or Principal Amount			Value in U.S Dollars
		COMMON STOCKS—continued
		Insurance—continued
41,318	[1]	Fidelity & Guaranty Life	$814,791
40,000		MetLife, Inc.	1,962,000
		TOTAL	3,735,991
		Internet & Catalog Retail—0.5%
100,000	[1]	Groupon, Inc.	1,046,000
		Internet Software & Services—2.0%
20,000	[1]	Care.com, Inc.	574,200
3,400	[1]	Google, Inc.	4,015,298
		TOTAL	4,589,498
		IT Services—0.5%
5,000		Visa, Inc., Class A	1,077,150
		Machinery—1.0%
1,500,000		China South Locomotive	1,097,336
20,000		Ingersoll-Rand PLC, Class A	1,175,800
		TOTAL	2,273,136
		Media—2.0%
50,000		Comcast Corp., Class A	2,722,500
28,000	[1]	DIRECTV Group, Inc.	1,944,040
		TOTAL	4,666,540
		Metals & Mining—0.6%
21,575	[1]	Barisan Gold Corp.	4,455
100,000	[1]	Vale SA, ADR	1,360,000
		TOTAL	1,364,455
		Oil Gas & Consumable Fuels—5.0%
30,000		Chevron Corp.	3,348,900
15,000	[1]	Diamondback Energy, Inc.	779,700
30,000		Exxon Mobil Corp.	2,764,800
20,000		Marathon Petroleum Corp.	1,741,000
30,000	[1]	RSP Permian, Inc.	613,500
60,000	[1]	Sanchez Energy Corp.	1,649,400
10,000	[1]	Whiting Petroleum Corp.	583,800
		TOTAL	11,481,100
		Pharmaceuticals—7.3%
45,000		AbbVie, Inc.	2,215,350
7,000	[1]	Actavis, Inc.	1,322,860
30,000		Allergan, Inc.	3,438,000
35,000		AstraZeneca Group PLC, ADR	2,222,500
30,000		Johnson & Johnson	2,654,100
50,000		Merck & Co., Inc.	2,648,500
50,000	[1]	Mylan, Inc.	2,270,500
		TOTAL	16,771,810
		Real Estate Investment Trusts (REITs)—0.5%
30,000		ProLogis Inc.	1,162,800
		Semiconductors & Semiconductor Equipment—3.9%
100,000		Applied Materials, Inc.	1,682,000
20,000		Broadcom Corp.	595,200
30,000	[1]	Lam Research Corp.	1,518,300
60,000		Marvell Technology Group Ltd.	895,800
80,000		MediaTek, Inc.	1,056,315
3

Shares or Principal Amount			Value in U.S Dollars
		COMMON STOCKS—continued
		Semiconductors & Semiconductor Equipment—continued
40,000	[1]	Micron Technology, Inc.	$921,600
20,000	[1]	NXP Semiconductors NV	967,000
1,000		Samsung Electronics Co.	1,183,338
		TOTAL	8,819,553
		Software—3.0%
18,000	[1]	Check Point Software Technologies Ltd.	1,177,740
60,000		Microsoft Corp.	2,271,000
30,000		Oracle Corp.	1,107,000
22,000	[1]	Salesforce.com, Inc.	1,331,660
10,000	[1]	VMware, Inc., Class A	901,400
		TOTAL	6,788,800
		Specialty Retail—2.1%
20,000		Best Buy Co., Inc.	470,800
25,000		GameStop Corp.	876,750
20,000		Tiffany & Co.	1,663,800
30,000		TJX Cos., Inc.	1,720,800
		TOTAL	4,732,150
		Textiles Apparel & Luxury Goods—0.3%
10,000	[1]	Deckers Outdoor Corp.	779,500
		Thrifts & Mortgage Finance—0.7%
60,000	[1]	Essent Group Ltd.	1,506,000
		Trading Companies & Distributors—0.6%
15,000		MSC Industrial Direct Co.	1,260,300
		TOTAL COMMON STOCKS (IDENTIFIED COST $155,619,870)	176,957,654
		U.S. TREASURY—2.2%
$1,000,000	[2,3]	United States Treasury Bill, 4/17/2014	999,934
4,000,000	[2,3]	United States Treasury Bill, 5/8/2014	3,999,619
		TOTAL U.S. TREASURY (IDENTIFIED COST $4,999,000)	4,999,553
		INVESTMENT FUND—0.7%
21,273	[4]	GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $2,127,303 )	1,655,490
		PURCHASED PUT OPTIONS—0.4%
		Index—0.4%
1,500		iShares Russell 2000 ETF, Strike Price $105, Expiration Date 03/22/2014	198,000
2,000		iShares Russell 2000 ETF, Strike Price $110, Expiration Date 03/22/2014	495,000
1,500		SPDR S&P 500 ETF Trust, Strike Price $170, Expiration Date 3/22/2014	287,250
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $830,907)	980,250
		INVESTMENT COMPANIES—16.7%[5]
12,848,650	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	12,848,650
1,000,000		Federated Project and Trade Finance Core Fund	9,660,000
2,353,697		High Yield Bond Portfolio	15,605,009
		INVESTMENT COMPANIES (IDENTIFIED COST $38,232,181)	38,113,659
		TOTAL INVESTMENTS—97.6% (IDENTIFIED COST $201,809,261)[7]	222,706,606
		OTHER ASSETS AND LIABILITIES - NET—2.4%[8]	5,507,044
		TOTAL NET ASSETS—100%	$228,213,650
4

At January 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P 500 Index Short Futures	160	$71,064,000	March 2014	$67,355
[1]United States Treasury Notes 10 Year Short Futures	150	$18,862,500	March 2014	$(104,634)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(37,279)
The average notional value of futures contracts held by the Fund throughout the period was $105,875,642. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average notional value of purchased put options contracts held by the Fund throughout the period was $1,018,659. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At January 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
2/4/2014	49,509,278 JPY	$484,312	$265
2/12/2014	30,600,000 NOK	$5,091,091	$(218,494)
Contracts Sold:
2/12/2014	6,050,000 BRL	$2,584,586	$85,202
2/12/2014	30,600,000 NOK	$4,959,959	$87,363
3/14/2014	334,968,000 JPY	$3,254,929	$(24,252)
3/17/2014	2,250,000 CHF	$2,493,821	$11,377
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(58,539)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $344,818 and $437,551, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and
Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”)
5	Affiliated holding.
6	7-day net yield.
7	At January 31, 2014, the cost of investments for federal tax purposes was $201,809,261. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments and c) futures contract was $20,897,345. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,506,972 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,609,627.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
5

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Advisor's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund's assets carried at fair value:
	Level 1– Quoted Prices and Investments in Certain Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$143,723,609	$—	$—	$143,723,609
International	16,482,368	16,751,677	—	33,234,045
Debt Securities:
U.S. Treasuries	—	4,999,553	—	4,999,553
Investment Fund	—	—	1,655,490	1,655,490
Purchased Put Options	980,250	—	—	980,250
Investment Companies[1]	28,453,659	9,660,000	—	38,113,659
TOTAL SECURITIES	$189,639,886	$31,411,230	$1,655,490	$222,706,606
OTHER FINANCIAL INSTRUMENTS[2]	$(37,014)	$(58,804)	$—	$(95,818)
1	High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazilian Real
CHF	—Swiss Franc
ETF	—Exchange-Traded Fund
JPY	—Japanese Yen
NOK	—Norwegian Krone
REITs	—Real Estate Investment Trusts
SPDR	—Standard & Poor's Depositary Receipts
7
Federated Strategic Value Dividend Fund
Portfolio of Investments
January 31, 2014 (unaudited)
Shares		Value
	COMMON STOCKS—98.8%
	Consumer Discretionary—3.6%
2,864,545	McDonald's Corp.	$269,754,203
	Consumer Staples—25.7%
9,678,845	Altria Group, Inc.	340,888,921
716,100	General Mills, Inc.	34,387,122
890,200	Kellogg Co.	51,613,796
2,017,600	Kimberly-Clark Corp.	220,664,912
6,074,440	Kraft Foods Group, Inc.	317,996,934
4,716,500	Lorillard, Inc.	232,146,130
955,700	PepsiCo, Inc.	76,800,052
3,146,455	Philip Morris International, Inc.	245,863,994
936,030	Procter & Gamble Co.	71,718,619
6,186,227	Reynolds American, Inc.	300,032,009
838,050	The Coca-Cola Co.	31,695,051
817,567	Unilever PLC	31,432,073
	TOTAL	1,955,239,613
	Energy—16.0%
23,569,000	BP PLC	184,691,443
947,225	Chevron Corp.	105,738,727
4,430,280	ConocoPhillips	287,746,686
7,983,360	Royal Dutch Shell PLC, Class B	291,470,372
3,866,080	Total S.A.	220,767,948
3,200,000	Williams Cos., Inc.	129,568,000
	TOTAL	1,219,983,176
	Financials—1.0%
1,550,000	Digital Realty Trust, Inc.	79,034,500
	Health Care—17.1%
2,291,710	AbbVie, Inc.	112,820,883
4,362,440	AstraZeneca PLC	276,951,502
1,452,070	Bristol-Myers Squibb Co.	72,559,938
2,036,295	Eli Lilly & Co.	109,980,293
11,307,773	GlaxoSmithKline PLC	291,138,693
1,800,985	Johnson & Johnson	159,333,143
5,286,010	Merck & Co., Inc.	279,999,949
	TOTAL	1,302,784,401
	Telecommunication Services—13.9%
10,113,165	AT&T, Inc.	336,970,658
1,947,910	BCE, Inc.	81,781,613
6,559,250	Verizon Communications, Inc.	314,975,185
87,810,964	Vodafone Group PLC	326,312,333
	TOTAL	1,060,039,789
	Utilities—21.5%
2,088,015	American Electric Power Co., Inc.	101,916,012
1,732,295	Dominion Resources, Inc.	117,640,153
4,693,859	Duke Energy Corp.	331,480,323
23,646,244	National Grid PLC	306,755,819
8,036,905	PPL Corp.	245,688,186
9,866,070	SSE PLC	211,809,525
1

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
7,708,068		Southern Co.	$317,880,724
		TOTAL	1,633,170,742
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,223,914,286)	7,520,006,424
		INVESTMENT COMPANY—0.6%
42,592,052	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	42,592,052
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $6,266,506,338)[3]	7,562,598,476
		OTHER ASSETS AND LIABILITIES - NET—0.6%[4]	45,726,945
		TOTAL NET ASSETS—100%	$7,608,325,421
At January 31, 2014, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
2/4/2014	11,579,585 Pound Sterling	$19,079,531	$43,867
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $7,438 and $10,967, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	At January 31, 2014, the cost of investments for federal tax purposes was $6,266,506,338. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and b) outstanding foreign currency commitments was $1,296,092,138. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,315,037,896 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,945,758.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchanged-traded investments companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
2

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,296,895,103	$—	$—	$5,296,895,103
International	81,781,613	2,141,329,708	—	2,223,111,321
Investment Company	42,592,052	—	—	42,592,052
TOTAL SECURITIES	$5,421,268,768	$2,141,329,708	$—	$7,562,598,476
OTHER FINANCIAL INSTRUMENTS*	$—	$43,867	$—	$43,867
*	Other financial instruments include foreign exchange contracts.
3
Federated Managed Risk Fund
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—40.5%
		Consumer Discretionary—4.0%
65		Cinemark Holdings, Inc.	$1,905
75		Continental AG, ADR	3,239
20	[1]	Deckers Outdoor Corp.	1,559
12		Delphi Automotive PLC	731
30		GameStop Corp.	1,052
44		Home Depot, Inc.	3,381
90		KB HOME	1,740
52		Lowe's Cos., Inc.	2,407
60		Macy's, Inc.	3,192
105	[1]	Orient-Express Hotel Ltd., Class A	1,487
40	[1]	Skechers USA, Inc., Class A	1,156
48		Staples, Inc.	632
25	[1]	Tenneco Automotive, Inc.	1,421
36		Time Warner, Inc.	2,262
34		Toyota Motor Corp., ADR	3,902
20		Vail Resorts, Inc.	1,363
22		Viacom, Inc., Class B - New	1,806
46		Whirlpool Corp.	6,132
		TOTAL	39,367
		Consumer Staples—2.7%
22		Archer-Daniels-Midland Co.	869
110		CVS Corp.	7,449
30		Cal-Maine Foods, Inc.	1,511
38		Energizer Holdings, Inc.	3,591
30		Hillshire Brands Co.	1,069
56		Kroger Co.	2,022
15		Lorillard, Inc.	738
12		Molson Coors Brewing Co., Class B	632
20		Philip Morris International, Inc.	1,563
75		Pinnacle Foods, Inc.	2,025
102		Safeway, Inc.	3,186
110	[1]	WhiteWave Foods Company, Class A	2,663
		TOTAL	27,318
		Energy—3.8%
38		BP PLC, ADR	1,782
42		Baker Hughes, Inc.	2,379
60	[1]	Bill Barrett Corp.	1,680
52		Canadian Natural Resources Ltd.	1,703
34		Chesapeake Energy Corp.	915
10	[1]	Dril-Quip, Inc.	1,006
76		ENI S.p.A, ADR	3,450
30	[1]	Exterran Holdings, Inc.	1,042
24		Exxon Mobil Corp.	2,212
10		Helmerich & Payne, Inc.	880
136		Kinder Morgan, Inc.	4,625
1

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Energy—continued
14		Marathon Petroleum Corp.	$1,219
29		Murphy Oil Corp.	1,642
15	[1]	PDC Energy, Inc.	748
10		SM Energy Co.	828
138		Suncor Energy, Inc.	4,530
25		Teekay Corp.	1,354
22		Total SA, ADR	1,258
74		Transocean Ltd.	3,203
125	[1]	Willbros Group, Inc.	1,044
		TOTAL	37,500
		Financials—12.4%
62		Ace, Ltd.	5,816
524		Aegon N.V. NY Reg Shares	4,543
70		Allstate Corp.	3,584
80	[1]	American Capital Ltd.	1,249
60		American Equity Investment Life Holding Co.	1,317
62		American Financial Group, Inc., Ohio	3,405
35		Argo Group International Holdings Ltd.	1,575
12		Assurant, Inc.	784
105		CNO Financial Group, Inc.	1,779
40	[1]	Capital Bank Financial Corp.	922
10		Capital One Financial Corp.	706
20		City Holding Co.	892
48		Comerica, Inc.	2,198
12		Discover Financial Services	644
35		East West Bancorp, Inc.	1,171
130		FNB Corp.	1,539
180		FelCor Lodging Trust, Inc.	1,469
150		Fifth Third Bancorp	3,153
100		First Potomac Realty Trust	1,306
45		FirstMerit Corp.	916
55		Flushing Financial Corp.	1,130
52		Goldman Sachs Group, Inc.	8,534
30		Hanover Insurance Group, Inc.	1,666
182		Hartford Financial Services Group, Inc.	6,051
234		Huntington Bancshares, Inc.	2,122
45		Investors Bancorp, Inc.	1,142
96		JPMorgan Chase & Co.	5,315
410		KeyCorp	5,232
45		LaSalle Hotel Properties	1,384
140		Lexington Realty Trust	1,513
144		Lincoln National Corp.	6,916
140		MFA Mortgage Investments, Inc.	1,021
100		Maiden Holdings Ltd.	1,098
40		NASDAQ OMX Group, Inc.	1,526
265		New Residential Investment Corp., REIT	1,683
120		Northstar Realty Finance Corp.	1,751
72		PNC Financial Services Group	5,751
35		PacWest Bancorp	1,404
2

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
35	[1]	Popular, Inc.	$924
52		Primerica, Inc.	2,191
144		Progressive Corp. Ohio	3,347
16		Prudential Financial	1,350
65		Starwood Property Trust, Inc.	1,963
30		Sun Communities, Inc.	1,403
130		Susquehanna Bankshares, Inc.	1,408
66		The Bank of New York Mellon Corp.	2,109
26		Unum Group	837
15		WSFS Financial Corp.	1,077
70		Webster Financial Corp. Waterbury	2,124
198		Wells Fargo & Co.	8,977
30		Wintrust Financial Corp.	1,315
		TOTAL	123,232
		Health Care—4.3%
196		Abbott Laboratories	7,185
26		Aetna, Inc.	1,777
30	[1]	Alkermes PLC	1,460
19		Amgen, Inc.	2,260
25		AstraZeneca Group PLC, ADR	1,588
14		Humana, Inc.	1,362
32		Johnson & Johnson	2,831
66		Medtronic, Inc.	3,733
33		Merck & Co., Inc.	1,748
38		Omnicare, Inc.	2,373
282		Pfizer, Inc.	8,573
42		St. Jude Medical, Inc.	2,551
16		Teva Pharmaceutical Industries, Ltd., ADR	714
20		Universal Health Services, Inc., Class B	1,640
90	[1]	Wright Medical Group, Inc.	2,737
		TOTAL	42,532
		Industrials—4.9%
28		AAR Corp.	746
22		Alaska Air Group, Inc.	1,740
25		Barnes Group, Inc.	936
20		Boeing Co.	2,505
25		Con-way, Inc.	962
15		Curtiss Wright Corp.	921
52		Deluxe Corp.	2,525
272		Donnelley (R.R.) & Sons Co.	5,024
10		Dun & Bradstreet Corp.	1,100
11		Emerson Electric Co.	725
15	[1]	Esterline Technologies Corp.	1,544
88		Fluor Corp.	6,685
40	[1]	Foster Wheeler AG	1,199
30		General Cable Corp.	856
38		Ingersoll-Rand PLC	2,234
12		L-3 Communications Holdings, Inc.	1,333
10		Lockheed Martin Corp.	1,509
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
69		Manpower Group, Inc.	$5,375
30		Siemens AG, ADR	3,789
20		Terex Corp.	820
20		Trinity Industries, Inc.	1,165
15		Triumph Group, Inc.	1,026
40	[1]	TrueBlue, Inc.	981
12		URS Corp.	602
15	[1]	United Rentals, Inc.	1,214
90	[1]	Wabash National Corp.	1,234
		TOTAL	48,750
		Information Technology—4.5%
20		Activision Blizzard, Inc.	343
20	[1]	Anixter International, Inc.	1,754
16		Apple, Inc.	8,010
14		Avnet, Inc.	575
145		Brooks Automation, Inc.	1,472
20		CA, Inc.	642
106		Cisco Systems, Inc.	2,322
12		Computer Sciences Corp.	725
314		Corning, Inc.	5,404
10		DST Systems, Inc.	910
245	[1]	Fairchild Semiconductor International, Inc., Class A	3,126
5		Fidelity National Information Services, Inc.	254
65	[1]	Finisar Corp.	1,541
88		Hewlett-Packard Co.	2,552
24		Microsoft Corp.	908
24		Oracle Corp.	886
10		Qualcomm, Inc.	742
385	[1]	RF Micro Devices, Inc.	2,052
48		Sandisk Corp.	3,338
110	[1]	SeaChange International, Inc.	1,316
28		Seagate Technology	1,480
64		Symantec Corp.	1,370
50	[1]	Unisys Corporation	1,714
10		Western Digital Corp.	862
58		Xerox Corp.	629
		TOTAL	44,927
		Materials—1.9%
20		Allegheny Technologies, Inc.	629
61		Avery Dennison Corp.	3,005
35		Axiall Corp.	1,397
20		Cabot Corp.	973
12		Celanese Corp.	608
65		Huntsman Corp.	1,425
50		International Paper Co.	2,387
50	[1]	Kapstone Paper and Packaging Corp.	1,398
50		LyondellBasell Industries NV - Class - A	3,938
25	[1]	OM Group, Inc.	809
110	[1]	Stillwater Mining Co.	1,379
4

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Materials—continued
45		United States Steel Corp.	$1,175
		TOTAL	19,123
		Telecommunication Services—0.6%
25		AT&T, Inc.	833
48		CenturyLink, Inc.	1,385
366		Frontier Communications Corp.	1,720
36		Telephone and Data System, Inc.	973
15		Verizon Communications	720
		TOTAL	5,631
		Utilities—1.4%
377		AES Corp.	5,301
40		Ameren Corp.	1,514
30		Atmos Energy Corp.	1,440
40		Cleco Corp.	1,954
15		Duke Energy Corp.	1,059
40		Idacorp, Inc.	2,109
25		Portland General Electric Co.	755
		TOTAL	14,132
		TOTAL COMMON STOCKS (IDENTIFIED COST $407,235)	402,512
		EXCHANGE-TRADED FUNDS—4.1%
784	[1]	PowerShares DB Commodity Index Tracking Fund	19,506
121		SPDR S&P 500 ETF Trust	21,560
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $42,140)	41,066
		U.S. TREASURY—8.1%
		U.S. Treasury Bill—2.0%
$20,000	[2,3]	United States Treasury Bill, 0.040%, 5/8/2014	19,998
		U.S. Treasury Note—6.1%
60,094		U.S. Treasury Inflation-Protected Note, Series D-2023, 0.375%, 7/15/2023	59,899
		TOTAL U.S. TREASURY (IDENTIFIED COST $78,534)	79,897
		INVESTMENT COMPANIES—44.2%[4]
225		Emerging Markets Fixed Income Core Fund	7,470
7,302		Federated Intermediate Corporate Bond Fund, Institutional Shares	69,804
4,826		Federated International Leaders Fund, Class R6	156,514
3,497		Federated Mortgage Core Portfolio	34,344
7,168	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	7,168
11,300		Federated Project and Trade Finance Core Fund	109,155
5,435		Federated Prudent Bear Fund, Institutional Shares	15,054
1,840		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	20,439
2,770		High Yield Bond Portfolio	18,365
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $440,093)	438,313
		TOTAL INVESTMENTS—96.9% (IDENTIFIED COST $968,002)[6]	961,788
		OTHER ASSETS AND LIABILITIES - NET—3.1%[7]	31,277
		TOTAL NET ASSETS—100%	$993,065
5

At January 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 E-Mini Long Futures	2	$177,660	March 2014	$(1,734)
[1]United States Treasury Notes 5-Year Short Futures	1	$120,625	March 2014	$(1,049)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,783)
The average notional value of long and short futures contracts held by the Fund throughout the period was $136,470 and $30,156, respectively. This is based on amounts held as of each month-end since the date of initial investment (December 16, 2013) through the period ended January 31, 2014.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	At January 31, 2014, the cost of investments for federal tax purposes was $968,018. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $6,230. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,564 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,794.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund
6

normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$345,515	$—	$—	$345,515
International	56,997	—	—	56,997
Debt Securities:
U.S. Treasury	—	79,897	—	79,897
Exchange-Traded Funds	41,066	—	—	41,066
Investment Companies[1]	329,158	109,155	—	438,313
TOTAL SECURITIES	$772,736	$189,052	$—	$961,788
OTHER FINANCIAL INSTRUMENTS[2]	$(2,783)	$—	$—	$(2,783)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
7

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014